Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022		Dec. 31, 2021
Interest income:
Loans		$ 38,158	$ 61,323	$ 176,175		$ 961,522
Total interest income		38,158	61,323	176,175		961,522
Non-interest income:
Commissions		10,015,627	827,077	26,561,691		5,168,233
Recurring service fees		780,962	947,980	3,372,449		4,391,773
Total non-interest income		10,796,589	1,775,057	29,934,140		9,560,006
Total revenues from others		10,834,747	1,836,380	30,110,315		10,521,528
Non-interest income:
Recurring service fees		238,933	239,943	969,912		947,075
Total revenues from related parties		238,933	239,943	969,912		947,075
Total revenues		11,073,680	2,076,323	31,080,227		11,468,603
Operating cost and expenses:
Interest expense		(165,096)		(140,644)		(484,020)
Commission expense		(7,295,492)	(701,042)	(18,823,458)		(3,866,251)
Sales and marketing expense		(1,856,903)	(240,351)	(11,141,672)		(205,543)
Technology expense		(878,986)	(133,867)	(1,209,035)		(414,230)
Personnel and benefit expense		(9,605,190)	(2,004,979)	(21,928,504)		(9,152,522)
Other general and administrative expenses		(5,855,821)	(908,401)	(6,188,011)		(5,793,160)
Total operating cost and expenses		(25,657,488)	(3,988,640)	(59,431,324)		(19,915,726)
Loss from operations		(14,583,808)	(1,912,317)	(28,351,097)		(8,447,123)
Other income (expense):
Bank interest income		170,526	7,639	99,132		47,737
Interest income, related party						203,632
Foreign exchange gain (loss), net		556,311	(480,574)	(2,643,261)		(915,062)
Loss on equity method investment						(1,596,555)
Investment (loss) income, net		1,723,064	2,148,935	(8,937,431)		130,255,232
Change in fair value of warrant liabilities		680		8,952
Change in fair value of forward share purchase liability		(82,182)		(5,392,293)
Rental income		59,507	79,067	315,233
Sundry income		56,644	129,353	504,735		421,107
Total other (expense) income, net		2,484,550	1,884,420	(16,044,933)		128,416,091
Income (Loss) before income taxes		(12,099,258)	(27,897)	(44,396,030)		119,968,968
Income tax benefit (expense)		26,648	(419,497)	(124,605)		(23,505,445)
NET INCOME (LOSS)		(12,072,610)	(447,394)	(44,520,635)		96,463,523
Other comprehensive loss:
Foreign currency translation adjustment		(133,204)	(274,351)	(205,477)		(393,601)
COMPREHENSIVE (LOSS) INCOME		$ (12,205,814)	$ (721,745)	$ (44,726,112)		$ 96,069,922
Weighted average number of ordinary shares outstanding(1)
Diluted (in Shares)	[1]			56,084,858		55,500,000
Net (loss) income per ordinary share(1)
Diluted (in Dollars per share)	[1]			$ (0.79)		$ 1.74
Weighted average number of ordinary shares outstanding – basic (in Shares)		60,670,198	55,500,000	56,084,858	[1]	55,500,000	[1]
Net loss per ordinary share – basic (in Dollars per share)		$ (0.2)	$ (0.01)	$ (0.79)	[1]	$ 1.74	[1]

[1]	Retroactively restated for the reverse recapitalization as described in Note 4.